Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Letters of credit with bank	$ 6,751
Employees eligibility	Completed one year of service and are at least 21 years of age.
Minimum years of service required to participate in Company sponsored saving and profit sharing plan	1 year
Minimum age required to participate in Company sponsored saving and profit sharing plan	21
Employers contribution and compensation	Match 50% of employees' contributions up to 5% of eligible compensation.
Employers contribution as percentage of employees contribution	50.00%
Employers contribution as percentage of employees compensation	5.00%
Employees contribution limit	100.00%
Fully vesting period of contribution	3 years
Minimum age for entitlement to benefit of deferred compensation plan	30
Minimum years of experience to attain the benefit of deferred compensation plan	10 years
Deferred compensation arrangement with individual employees contribution minimum	3
Deferred compensation arrangement with individual employees contribution maximum	8
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	3,581	3,184	2,870
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	$ 1,323	$ 1,260	$ 1,223